Distribution Date:	10/19/26	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	15		Attention: Brian Hanson		bhanson@cwcapital.com
Historical Detail	16		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	24
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	25
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	5.050200%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	17,413,722.34	2,437,951.32	60,599.75	0.00	0.00	2,498,551.07	14,975,771.02	88.40%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	73,602.28	0.00	0.00	73,602.28	56,258,000.00	44.81%	8.13%
E	95000FAE6	4.422642%	21,736,000.00	21,736,000.00	0.00	0.00	0.00	0.00	0.00	21,736,000.00	27.96%	6.00%
F*	95000FAG1	4.422642%	11,508,000.00	11,508,000.00	0.00	0.00	0.00	0.00	0.00	11,508,000.00	19.05%	4.88%
G	95000FAJ5	4.422642%	49,865,609.00	24,161,044.09	0.00	0.00	0.00	(420,687.59)	0.00	24,581,731.68	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	131,076,766.43	2,437,951.32	134,202.03	0.00	(420,687.59)	2,572,153.35	129,059,502.70

X-A	95000FAW6	4.422642%	785,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	95000FAX4	0.246642%	98,452,000.00	17,413,722.34	0.00	3,579.14	0.00	0.00	3,579.14	14,975,771.02
X-D	95000FAA4	1.280642%	56,258,000.00	56,258,000.00	0.00	60,038.65	0.00	0.00	60,038.65	56,258,000.00
Notional SubTotal			939,770,000.00	73,671,722.34	0.00	63,617.79	0.00	0.00	63,617.79	71,233,771.02

Deal Distribution Total					2,437,951.32	197,819.82	0.00	(420,687.59)	2,635,771.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000FAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000FAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	95000FAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	95000FAZ9	358.40291312	50.17702925	1.24724206	0.00000000	0.00000000	0.00000000	0.00000000	51.42427131	308.22588388
D	95000FAC0	1,000.00000000	0.00000000	1.30829891	1.31003448	5.97626844	0.00000000	0.00000000	1.30829891	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	0.00000000	3.68553552	27.02894001	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	0.00000000	3.68553528	27.54679701	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000FAJ5	484.52319293	0.00000000	0.00000000	1.78572731	86.40958982	0.00000000	(8.43642740)	0.00000000	492.95962033
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	95000FAX4	176.87525231	0.00000000	0.03635416	0.00000000	0.00000000	0.00000000	0.00000000	0.03635416	152.11241031
X-D	95000FAA4	1,000.00000000	0.00000000	1.06720200	0.00000000	0.00000000	0.00000000	0.00000000	1.06720200	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	09/01/26 - 09/30/26	30	0.00	3,579.14	0.00	3,579.14	0.00	0.00	0.00	3,579.14	0.00
X-D	09/01/26 - 09/30/26	30	0.00	60,038.65	0.00	60,038.65	0.00	0.00	0.00	60,038.65	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/26 - 09/30/26	30	0.00	60,599.75	0.00	60,599.75	0.00	0.00	0.00	60,599.75	0.00
D	09/01/26 - 09/30/26	30	261,827.44	147,302.20	0.00	147,302.20	73,699.92	0.00	0.00	73,602.28	336,212.91
E	09/01/26 - 09/30/26	30	505,529.10	80,108.80	0.00	80,108.80	80,108.80	0.00	0.00	0.00	587,501.04
F	09/01/26 - 09/30/26	30	273,587.08	42,413.14	0.00	42,413.14	42,413.14	0.00	0.00	0.00	317,008.54
G	09/01/26 - 09/30/26	30	4,204,325.25	89,046.38	0.00	89,046.38	89,046.38	0.00	0.00	0.00	4,308,866.82
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,245,268.87	483,088.06	0.00	483,088.06	285,268.24	0.00	0.00	197,819.82	5,549,589.31

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	Additional Information
Total Available Distribution Amount (1)	2,635,771.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	484,570.63	Master Servicing Fee	340.12
Interest Reductions due to Nonrecoverability Determination	(257,131.97)	Certificate Administrator Fee	434.46
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	54.62
ARD Interest	0.00	Operating Advisor Fee	116.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	58.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	227,438.66	Total Fees	1,214.04

Principal		Expenses/Reimbursements
Scheduled Principal	17,263.73	Reimbursement for Interest on Advances	82.32
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,914.92
Collection of Principal after Maturity Date	2,000,000.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	363.02
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	(420,687.59)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	44.52
Total Principal Collected	2,017,263.73	Total Expenses/Reimbursements	(392,282.81)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	197,819.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,437,951.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,635,771.14
Total Funds Collected	2,244,702.39	Total Funds Distributed	2,244,702.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	131,076,766.43	131,076,766.43	Beginning Certificate Balance	131,076,766.43
(-) Scheduled Principal Collections	17,263.73	17,263.73	(-) Principal Distributions	2,437,951.32
(-) Unscheduled Principal Collections	2,000,000.00	2,000,000.00	(-) Realized Losses	(420,687.59)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(420,687.59)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	129,059,502.70	129,059,502.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	135,282,951.94	135,282,951.94	Ending Certificate Balance	129,059,502.70
Ending Actual Collateral Balance	133,105,333.19	133,105,333.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	13,042,136.39	0.00	UC / (OC) Change	0.00
Current Period Advances	(420,687.59)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	12,621,448.80	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	4	64,447,774.89	49.94%	(4)	4.7877	0.188725
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	4,611,727.81	3.57%	(3)	4.9355	1.381200
4,000,001 to 5,000,000	1	4,611,727.81	3.57%	(3)	4.9355	1.381200	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	1	60,000,000.00	46.49%	(4)	4.0400	1.531600
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,256,179.82	5.62%	(3)	4.9500	0.658600	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	57,191,595.07	44.31%	(4)	4.7671	0.129110	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	60,000,000.00	46.49%	(4)	4.0400	1.531600
Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	20,000,000.00	15.50%	(4)	4.3000	(1.118400)
							Lodging	3	30,915,460.15	23.95%	(3)	4.8129	1.039455
Georgia	1	4,611,727.81	3.57%	(3)	4.9355	1.381200
							Mixed Use	1	18,144,042.55	14.06%	(4)	5.3200	0.483100
Kansas	1	19,047,552.52	14.76%	(3)	4.7310	1.101800
							Office	1	20,000,000.00	15.50%	(4)	4.3000	(1.118400)
New Hampshire	1	60,000,000.00	46.49%	(4)	4.0400	1.531600
							Retail	1	60,000,000.00	46.49%	(4)	4.0400	1.531600
Ohio	1	7,256,179.82	5.62%	(3)	4.9500	0.658600
							Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
Rhode Island	1	18,144,042.55	14.06%	(4)	5.3200	0.483100

Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	60,000,000.00	46.49%	(4)	4.0400	1.531600	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	15.50%	(4)	4.3000	(1.118400)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	19,047,552.52	14.76%	(3)	4.7310	1.101800	49 months or greater	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
	4.751% to 5.000%	2	11,867,907.63	9.20%	(3)	4.9444	0.939394	Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	1	18,144,042.55	14.06%	(4)	5.3200	0.483100
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	129,059,502.70	100.00%	(4)	4.4454	0.855641	Interest Only	2	80,000,000.00	61.99%	(4)	4.1050	0.869100
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	49,059,502.70	38.01%	(3)	5.0004	0.833694
	Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	102,755,770.36	79.62%	(4)	4.3568	0.823926			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	26,303,732.34	20.38%	(3)	4.7914	0.979538
	Totals	6	129,059,502.70	100.00%	(4)	4.4454	0.855641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	883100584	RT	Salem	NH	Actual/360	4.040%	202,000.00	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	10/01/26
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	0.00	0.00	0.00	N/A	07/06/26	--	19,047,552.52	19,047,552.52	11/06/21
13	300571530	MU	Providence	RI	Actual/360	5.320%	0.00	0.00	0.00	N/A	06/06/26	--	18,144,042.55	18,144,042.55	01/06/24
14	310935927	OF	Burbank	CA	Actual/360	4.300%	0.00	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	05/11/26
35	300571539	LO	Lima	OH	Actual/360	4.950%	0.00	0.00	0.00	N/A	07/06/26	--	7,256,179.82	7,256,179.82	07/06/25
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	19,038.66	17,263.73	0.00	N/A	07/06/26	--	4,628,991.54	4,611,727.81	10/06/26
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,400.00	2,000,000.00	0.00	N/A	06/01/26	--	2,000,000.00	0.00	05/01/26
Totals							227,438.66	2,017,263.73	0.00				131,076,766.43	129,059,502.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	17,686,103.68	4,216,655.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,880,990.44	0.00	--	--	03/11/26	8,241,195.34	531,685.84	0.00	0.00	0.00	(433,919.35)
13	701,864.04	0.00	--	--	09/11/25	6,316,695.82	299,625.11	0.00	0.00	0.00	12,117.71
14	(3,615,779.00)	0.00	--	--	10/13/26	7,852,822.73	0.00	0.00	0.00	0.00	0.00
35	712,497.78	478,691.11	07/01/23	06/30/24	09/11/26	2,113,770.15	49,043.32	0.00	0.00	0.00	1,114.05
44	671,711.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	117,878.14	0.00	--	--	10/14/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals	18,155,266.18	4,695,346.24				24,524,484.04	880,354.27	0.00	0.00	0.00	(420,687.59)

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
85	470099750	2,000,000.00	DPO	0.00	0.00
Totals		2,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	1	20,000,000.00	2	26,303,732.34	0	0.00	0	0.00	1	2,000,000.00	4.445388%	4.191931%	(4)
09/17/26	0	0.00	0	0.00	0	0.00	1	20,000,000.00	2	26,303,732.34	0	0.00	0	0.00	0	0.00	4.436215%	4.185289%	(3)
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	26,303,732.34	0	0.00	0	0.00	0	0.00	4.485392%	4.246065%	(2)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	26,303,732.34	0	0.00	0	0.00	0	0.00	4.533974%	4.323606%	(1)
06/17/26	0	0.00	0	0.00	2	26,303,732.34	0	0.00	2	26,303,732.34	0	0.00	0	0.00	1	3,912,813.64	4.640473%	4.504015%	1
05/15/26	0	0.00	0	0.00	3	44,447,774.89	0	0.00	2	26,303,732.34	0	0.00	0	0.00	10	36,030,700.82	4.659823%	4.600443%	1
04/17/26	0	0.00	1	20,000,000.00	3	44,464,744.91	0	0.00	2	26,320,702.36	0	0.00	0	0.00	3	56,335,671.66	4.704513%	4.649688%	2
03/17/26	1	20,000,000.00	0	0.00	3	44,518,403.29	0	0.00	2	26,336,604.54	0	0.00	0	0.00	0	0.00	4.731214%	4.684552%	3
02/18/26	0	0.00	1	20,000,000.00	3	44,582,867.68	0	0.00	2	26,355,440.93	0	0.00	0	0.00	1	4,464,852.96	4.731789%	4.686803%	4
01/16/26	1	20,000,000.00	0	0.00	3	44,635,998.36	0	0.00	2	26,371,195.66	0	0.00	0	0.00	0	0.00	4.739455%	4.695373%	5
12/17/25	0	0.00	0	0.00	3	44,688,891.73	0	0.00	2	26,386,883.52	0	0.00	0	0.00	1	4,805,626.98	4.740177%	4.703102%	6
11/18/25	0	0.00	0	0.00	3	44,745,254.14	0	0.00	3	26,403,511.95	0	0.00	0	0.00	2	6,693,820.12	4.744067%	4.707141%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	306230009	11/06/21	58	5	0.00	0.00	0.00	21,928,234.75	05/29/20	7			01/12/22
13	300571530	01/06/24	32	5	0.00	0.00	0.00	19,146,600.34	06/16/20	2
14	310935927	05/11/26	4	5	0.00	0.00	0.00	20,000,000.00	12/30/25	13		08/28/26
35	300571539	07/06/25	14	5	0.00	0.00	0.00	7,418,770.29	09/18/24	7			04/30/25
Totals					0.00	0.00	0.00	68,493,605.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		129,059,503	64,611,728	18,144,043		46,303,732
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	129,059,503	64,611,728	0	0	38,144,043	26,303,732
Sep-26	131,076,766	64,628,992	0	0	40,144,043	26,303,732
Aug-26	137,844,957	71,397,182	0	0	40,144,043	26,303,732
Jul-26	158,243,142	91,795,367	0	0	40,144,043	26,303,732
Jun-26	271,445,323	125,090,839	0	0	120,050,752	26,303,732
May-26	424,820,950	370,950,037	0	0	27,567,180	26,303,732
Apr-26	522,263,482	457,798,737	0	20,000,000	18,144,043	26,320,702
Mar-26	659,392,024	594,873,621	20,000,000	0	18,181,799	26,336,605
Feb-26	699,577,085	634,994,217	0	20,000,000	18,227,427	26,355,441
Jan-26	724,494,090	659,858,091	20,000,000	0	18,264,803	26,371,196
Dec-25	728,980,771	684,291,879	0	0	18,302,008	26,386,884
Nov-25	734,981,247	690,235,992	0	0	18,341,742	26,403,512
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100584	60,000,000.00	60,000,000.00	494,000,000.00	04/28/16	4,053,042.63	1.53160	03/31/26	06/01/26	I/O
9	306230009	19,047,552.52	21,928,234.75	23,000,000.00	01/08/26	1,880,990.44	1.10180	12/31/23	07/06/26	176
13	300571530	18,144,042.55	19,146,600.34	18,700,000.00	05/07/25	701,864.04	0.48310	12/31/25	06/06/26	235
14	310935927	20,000,000.00	20,000,000.00	60,000,000.00	07/24/26	(4,212,009.00)	(1.11840)	12/31/25	06/11/26	I/O
35	300571539	7,256,179.82	7,418,770.29	6,000,000.00	06/23/26	371,248.11	0.65860	06/30/24	07/06/26	236
85	470099750	0.00	-	10,900,000.00	07/02/18	117,878.14	1.21000	12/31/25	06/01/26	I/O
Totals		124,447,774.89	128,493,605.38	612,600,000.00		2,913,014.36

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100584	RT	NH	06/01/26	1

The loan transferred to Special Servicing effective 6/1/2026 due to maturity default. The collateral is a two-level super-regional mall, comprised of approximately 1,025,590 sq. ft. (of which approximately 540,867 sq. ft. is collateral for th

									e

Mortgage Loan) located in Salem, New Hampshire. It was built in 1991, last renovated in 2015. The Borrower has executed a PNA and negotiations related to a potential extension are ongoing. The former Lord & Taylor box was acquired by a

Casino operator, Churchill Downs, and is expected to be fully operational next year which should add meaningful revenue to the mall long-term. As of Q1 2026, occupancy is 88.27% and DSCR (NOI / NCF) is 1.59x / 1.53x.

9	306230009	LO	KS	05/29/20	7

The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room hotel in Overland Park, KS was built in 1982 and renovated in 2016. Receiver appointed 10/30/20. Foreclosure occurred November

2021. Title received January 2022. The hotel was inspected 6/30/2026 and found to be in fair condition. TTM August 2026 results include 48.92% occupancy, $152.19 ADR, and $74.37 RevPAR (compared to $69.96 for TTM 2025 and

$59.73 for TTM 2024). TTM August 2026 RevPAR Index of 80.8 compared to 81.3 in 2025. The trailing three-month RevPAR Index changed year-over-year from 80.2 in 2025 to 86.2 in 2026. The special servicer is getting ready to market

	the hotel and contemplates a sale during the first half of 2027

13	300571530	MU	RI	06/16/20	2

COVID - Loan collateral is a 104,921 sq ft mixed-use property built in 1866 (renovated in 2004) and located in Providence, RI. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State

COVID Receivership Program. Effective 2/15/2023, a settlement agreement was entered by the court. The Borrower performed under the agreement through January 2024 but defaulted in February 2024. Receiver was appointed in May

2024. Inspection was performed in April 2026 and reported the property to be in average to good condition. As of the August 2026 rent roll, the property is 78% leased, which is a downward trend as a 9,000 sf GSA tenant terminated their

	lease. Receiver has listed the asset for sale.

14	310935927	OF	CA	12/30/25	13

The Special Servicer processed the last significant disbursement for the Hallmark lease and is in the final stage of obtaining approval for its enforcement options. The Borrower has not submitted any workout proposal for the Special Servicer to

	evaluate. As of 6/30/26, the Property was 27% occupied, achieved a NOI of ($1,749,942) and a DSCR of (.92X).

35	300571539	LO	OH	09/18/24	7

The loan transferred to special servicing effective 9/18/2024 for imminent monetary default. The 116-room hotel in Lima, OH was built in 2009. The Borrower allowed the Receiver to be appointed 12/2/2024. The hotel was inspected 6/18/26 and found to be in fair condition. Foreclosure occurred 4/30/2025. TTM August 2026 stats include 58.2% occupancy, $94.31 ADR, and $54.88 RevPAR (compared to $49.46 TTM 2025 and $57.78 TTM 2024). TTM August 2026 RevPAR Index of

90.1 compares to 76.2 in 2025 and 87 .7 2024. The trailing three-month RevPAR Index changed year-over-year from 84.3 in 2025 to 94.6 in 2026. The special servicer is getting ready to market the hotel and contemplates a sale during the

	first half of 2027.

85	470099750	MF	NY	06/08/26	0
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93550%	5,745,474.74	4.93550%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
65	306230065	0.00	5.13200%	0.00	5.13200%	9	10/05/22	08/06/21	--
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	883100589	11/18/25	17,131,531.27	5,710,000.00	7,975,580.76	2,603,552.69	7,975,580.76	5,372,028.07	11,759,503.20	0.00	0.00	11,759,503.20	27.99%
32	883100564	01/17/25	7,967,158.98	9,100,000.00	10,872,702.99	1,632,512.26	10,508,092.16	8,875,579.90	0.00	0.00	0.00	0.00	0.00%
40	300571524	05/15/26	5,862,549.61	7,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	306230054	10/18/24	4,726,134.81	7,600,000.00	6,332,613.19	1,322,919.38	6,044,227.84	4,721,308.46	4,826.35	0.00	0.00	4,826.35	0.08%
59	416000234	05/17/22	4,407,584.76	1,400,000.00	5,935,696.77	2,060,280.65	5,935,696.77	3,875,416.12	532,168.64	0.00	0.00	532,168.64	10.64%
60	310932946	02/18/26	4,472,207.53	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
65	306230065	07/17/26	3,632,977.46	6,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
75	470099970	02/17/23	2,962,195.72	19,900,000.00	0.00	0.00	3,293,319.76	3,293,319.76	0.00	0.00	0.00	0.00	0.00%
85	470099750	10/19/26	2,000,000.00	10,900,000.00	0.00	32,362.70	2,046,959.45	2,014,596.75	0.00	0.00	0.00	0.00	0.00%
89	600933722	03/17/26	1,482,247.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			2,000,000.00	10,900,000.00	0.00	32,362.70	2,046,959.45	2,014,596.75	0.00	0.00	0.00	0.00
Cumulative Totals			54,644,587.47	75,110,000.00	31,116,593.71	7,651,627.68	35,803,876.74	28,152,249.06	12,296,498.19	0.00	0.00	12,296,498.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	883100589	11/18/25	0.00	0.00	11,759,503.20	0.00	0.00	11,759,503.20	0.00	(90,810.94)	11,668,692.26
32	883100564	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	300571524	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	306230054	10/18/24	0.00	0.00	4,826.35	0.00	0.00	4,826.35	0.00	0.00	4,826.35
59	416000234	05/17/22	0.00	0.00	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64
60	310932946	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	306230065	07/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	245,897.96	245,897.96
75	470099970	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131,752.00	131,752.00
85	470099750	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
89	600933722	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	245,897.96	245,897.96
Cumulative Totals			0.00	0.00	12,296,498.19	0.00	0.00	12,296,498.19	0.00	286,839.02	12,583,337.21

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.13	0.00
9	0.00	0.00	3,968.24	0.00	0.00	0.00	0.00	75,094.98	68.30	0.00	0.00	0.00
13	0.00	0.00	3,780.01	0.00	0.00	0.00	0.00	80,438.59	0.00	0.00	0.00	0.00
14	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	71,666.67	0.30	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	29,931.74	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	363.02	0.00	0.00	0.00	13.72	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20.39	0.00
Total	0.00	0.00	27,914.92	0.00	363.02	0.00	0.00	257,131.97	82.32	0.00	44.52	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		285,536.75

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Supplemental Notes
None

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